Quarterly Holdings Report
for
Fidelity® Sustainable International Equity Fund
July 31, 2026
SIC-NPRT3-0926
1.9904432.104
Common Stocks - 96.6%
	Shares	Value ($)
AUSTRALIA - 2.9%
Financials - 1.5%
Capital Markets - 1.5%
Macquarie Group Ltd	2,314	410,779
Industrials - 0.8%
Commercial Services & Supplies - 0.8%
Brambles Ltd	16,673	228,882
Materials - 0.6%
Metals & Mining - 0.6%
IperionX Ltd (a)	70,716	150,489
IperionX Ltd ADR (a)	600	12,450
TOTAL MATERIALS		162,939
TOTAL AUSTRALIA		802,600
BELGIUM - 2.8%
Financials - 1.0%
Banks - 1.0%
KBC Group NV	1,838	264,194
Health Care - 1.8%
Pharmaceuticals - 1.8%
UCB SA	1,976	507,906
TOTAL BELGIUM		772,100
CANADA - 0.6%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Cameco Corp	2,067	178,383
CHINA - 0.7%
Industrials - 0.7%
Electrical Equipment - 0.7%
Contemporary Amperex Technology Co Ltd A Shares (China)	3,179	186,264
FINLAND - 1.1%
Information Technology - 0.6%
Communications Equipment - 0.6%
Nokia Oyj ADR	18,466	168,779
Utilities - 0.5%
Electric Utilities - 0.5%
Fortum Oyj	5,987	136,180
TOTAL FINLAND		304,959
FRANCE - 3.4%
Consumer Staples - 0.8%
Personal Care Products - 0.8%
L'Oreal SA	467	208,000
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Gaztransport Et Technigaz SA	423	95,459
Financials - 2.3%
Capital Markets - 1.4%
Amundi SA (b)(c)	3,426	372,748
Insurance - 0.9%
AXA SA	4,923	255,157
TOTAL FINANCIALS		627,905
TOTAL FRANCE		931,364
GERMANY - 3.6%
Industrials - 2.1%
Air Freight & Logistics - 1.0%
Deutsche Post AG	4,197	280,367
Industrial Conglomerates - 1.1%
Siemens AG	910	298,159
TOTAL INDUSTRIALS		578,526
Materials - 1.0%
Construction Materials - 1.0%
Heidelberg Materials AG	1,435	267,147
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Instone Real Estate Group SE (b)(c)	16,940	150,805
TOTAL GERMANY		996,478
HONG KONG - 1.7%
Financials - 1.7%
Insurance - 1.7%
AIA Group Ltd	45,724	460,939
IRELAND - 3.2%
Consumer Staples - 0.3%
Food Products - 0.3%
Kerry Group PLC Class A	819	78,198
Financials - 1.1%
Banks - 1.1%
AIB Group PLC	26,297	310,977
Industrials - 1.8%
Building Products - 1.8%
Kingspan Group PLC	5,432	502,679
TOTAL IRELAND		891,854
ITALY - 3.6%
Financials - 2.9%
Banks - 2.9%
Intesa Sanpaolo SpA	57,650	435,794
UniCredit SpA	3,975	374,890
TOTAL FINANCIALS		810,684
Industrials - 0.7%
Electrical Equipment - 0.7%
Prysmian SpA	1,297	178,977
TOTAL ITALY		989,661
JAPAN - 23.4%
Consumer Discretionary - 5.2%
Automobile Components - 0.2%
Sumitomo Electric Industries Ltd	5,441	72,012
Broadline Retail - 0.6%
Pan Pacific International Holdings Corp	31,234	174,986
Household Durables - 3.0%
Panasonic Holdings Corp	14,768	390,502
Sony Group Corp	18,159	424,356
		814,858
Specialty Retail - 1.4%
Fast Retailing Co Ltd	767	375,576
TOTAL CONSUMER DISCRETIONARY		1,437,432
Consumer Staples - 0.5%
Food Products - 0.5%
Ajinomoto Co Inc	4,723	145,649
Financials - 8.5%
Banks - 5.8%
Mizuho Financial Group Inc	12,570	651,682
Sumitomo Mitsui Financial Group Inc	21,237	912,531
		1,564,213
Financial Services - 2.5%
ORIX Corp	17,199	694,141
Insurance - 0.2%
Tokio Marine Holdings Inc	1,155	58,866
TOTAL FINANCIALS		2,317,220
Health Care - 0.5%
Pharmaceuticals - 0.5%
Chugai Pharmaceutical Co Ltd	200	8,678
Takeda Pharmaceutical Co Ltd	4,035	138,545
TOTAL HEALTH CARE		147,223
Industrials - 6.3%
Industrial Conglomerates - 1.3%
Hitachi Ltd	11,314	370,766
Trading Companies & Distributors - 5.0%
ITOCHU Corp	78,751	988,295
Marubeni Corp	11,501	371,720
		1,360,015
TOTAL INDUSTRIALS		1,730,781
Information Technology - 2.4%
Electronic Equipment, Instruments & Components - 0.3%
Ibiden Co Ltd	802	80,234
Semiconductors & Semiconductor Equipment - 2.1%
Advantest Corp	1,549	306,054
Disco Corp	287	102,584
Renesas Electronics Corp	8,057	161,493
		570,131
TOTAL INFORMATION TECHNOLOGY		650,365
TOTAL JAPAN		6,428,670
NETHERLANDS - 11.9%
Communication Services - 2.1%
Diversified Telecommunication Services - 2.1%
Koninklijke KPN NV	119,750	565,440
Financials - 3.3%
Banks - 3.3%
ING Groep NV	25,746	904,755
Health Care - 0.7%
Biotechnology - 0.7%
Argenx SE (a)	256	219,263
Information Technology - 5.8%
Semiconductors & Semiconductor Equipment - 5.8%
ASML Holding NV	966	1,591,916
TOTAL NETHERLANDS		3,281,374
NEW ZEALAND - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd	256	1,368
PORTUGAL - 1.3%
Financials - 1.3%
Banks - 1.3%
Banco Comercial Portugues SA	293,659	360,644
SINGAPORE - 2.0%
Financials - 2.0%
Banks - 2.0%
DBS Group Holdings Ltd	9,456	545,580
SPAIN - 5.7%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Puig Brands SA Class B	400	7,698
Financials - 3.4%
Banks - 3.4%
Banco Santander SA	41,239	586,513
CaixaBank SA	22,337	324,475
TOTAL FINANCIALS		910,988
Industrials - 0.4%
Construction & Engineering - 0.4%
ACS Actividades de Construccion y Servicios SA	878	111,675
Utilities - 1.9%
Electric Utilities - 1.7%
Iberdrola SA	20,188	480,728
Independent Power and Renewable Electricity Producers - 0.2%
EDP Renewables SA	271	4,203
Grenergy Renovables SA (a)	447	47,525
		51,728
TOTAL UTILITIES		532,456
TOTAL SPAIN		1,562,817
SWEDEN - 4.9%
Financials - 2.3%
Financial Services - 2.3%
Investor AB B Shares	14,301	617,264
Health Care - 0.6%
Biotechnology - 0.6%
Swedish Orphan Biovitrum AB B Shares (a)	3,559	175,890
Industrials - 1.1%
Machinery - 0.3%
Indutrade AB	3,626	90,934
Trading Companies & Distributors - 0.8%
AddTech AB B Shares	5,535	201,469
TOTAL INDUSTRIALS		292,403
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.6%
Lagercrantz Group AB B Shares	6,651	156,458
Technology Hardware, Storage & Peripherals - 0.3%
Dynavox Group AB	12,602	95,023
TOTAL INFORMATION TECHNOLOGY		251,481
TOTAL SWEDEN		1,337,038
SWITZERLAND - 2.3%
Consumer Discretionary - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
Cie Financiere Richemont SA Series A	571	134,951
Industrials - 1.8%
Electrical Equipment - 1.8%
ABB Ltd	5,016	494,873
TOTAL SWITZERLAND		629,824
TAIWAN - 4.8%
Information Technology - 4.8%
Semiconductors & Semiconductor Equipment - 4.8%
MediaTek Inc	1,484	158,161
Taiwan Semiconductor Manufacturing Co Ltd	15,746	1,165,198

TOTAL TAIWAN		1,323,359
UNITED KINGDOM - 12.5%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Compass Group PLC	20	633
Consumer Staples - 1.4%
Food Products - 0.4%
Cranswick PLC	1,429	103,037
Personal Care Products - 1.0%
Unilever PLC	4,437	282,316
TOTAL CONSUMER STAPLES		385,353
Financials - 1.7%
Banks - 0.0%
Lloyds Banking Group PLC	2,901	4,484
Insurance - 1.7%
Admiral Group PLC	3,926	199,587
Aviva PLC	27,656	258,838
		458,425
TOTAL FINANCIALS		462,909
Health Care - 3.1%
Pharmaceuticals - 3.1%
Astrazeneca PLC	4,959	844,259
Industrials - 3.5%
Commercial Services & Supplies - 0.5%
Johnson Service Group PLC	71,173	144,269
Trading Companies & Distributors - 3.0%
Diploma PLC	4,377	431,814
Howden Joinery Group PLC	36,621	389,172
		820,986
TOTAL INDUSTRIALS		965,255
Information Technology - 0.1%
Communications Equipment - 0.1%
Filtronic PLC (a)	14,668	47,050
Real Estate - 0.2%
Residential REITs - 0.2%
Grainger PLC	23,509	55,289
Utilities - 2.5%
Electric Utilities - 1.1%
SSE PLC	9,966	314,860
Multi-Utilities - 1.4%
National Grid PLC	23,663	378,747
TOTAL UTILITIES		693,607
TOTAL UNITED KINGDOM		3,454,355
UNITED STATES - 4.2%
Industrials - 3.4%
Electrical Equipment - 3.4%
Schneider Electric SE	2,748	923,289
Materials - 0.8%
Construction Materials - 0.8%
CRH PLC	1,032	98,050
Holcim AG	1,371	124,520
TOTAL MATERIALS		222,570
TOTAL UNITED STATES		1,145,859
TOTAL COMMON STOCKS (Cost $20,697,686)		26,585,490

Money Market Funds - 3.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $941,037)	3.69	940,860	941,048

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $21,638,723)	27,526,538
NET OTHER ASSETS (LIABILITIES) - 0.0%	3,651
NET ASSETS - 100.0%	27,530,189

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $523,553 or 1.9% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $523,553 or 1.9% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	816,403	8,653,316	8,528,655	22,615	(27)	11	941,048	940,860
	816,403	8,653,316	8,528,655	22,615	(27)	11	941,048

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.